Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets And Goodwill
Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development	Total
Gross block
At March 31, 2021	2,366,930	59,209	222,169	140,336	22,171	271,329	1,015,099	17,078	4,114,321
Additions	72,655	-	-	-	-	-	-	92,089	164,744
Disposals/adjustment	(110)	-	-	-	-	-	-	(71,763)	(71,873)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,439,475	59,209	222,169	140,336	22,171	271,329	1,015,099	37,404	4,207,192
Additions	140,032	-	-	-	-	-	-	145,760	285,791
Disposals/adjustment	(3,791)	-	-	-	-	-	-	(139,892)	(143,667)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2023	2,575,716	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272	4,349,316

Amortization and Impairment
At March 31, 2021	2,090,383	58,448	200,798	95,441	20,977	271,329	486,908	-	3,224,284
Charge for the year	203,499	761	17,097	8,979	422	-	-	-	230,758
Disposals	(110)	-	-	-	-	-	-	-	(110)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,293,772	59,209	217,895	104,420	21,399	271,329	486,908	-	3,454,932
Charge for the year	105,521	-	4,274	8,979	422	-	-		119,196
Disposals	(3,791)	-	-	-	-	-	-	-	(3,791)
Impairment of goodwill	-	-	-	-	-	-	-	-	-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-	3,570,337

Net block
At March 31, 2022	145,703	-	4,274	35,916	772	-	528,191	37,404	752,260
At March 31, 2023	180,214	-	(0)	26,937	350	-	528,191	43,272	778,963

Schedule of carrying amount of goodwill

	March 31,
	2022	2023
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)	205,358	205,358
Total	528,191	528,191

Summary of key assumptions used in calculations of value in use for CGUs

The key assumptions used in value in use calculations:

	March 31,
	2022	2023
Pre-Tax Discount rate	23.67%-24.65%	27.20%-30.18%
Terminal Value growth rate	5.0%	5.0%
EBITDA margin over next 5 years ( March 31, 2022 : 5 years)	7.5%-25%	20.1%-28.7%